DEBT (Details 3) - Black-Scholes model		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Risk-free rate		1.83%
Expected dividend yield	0.00%	0.00%
Expected term (in years)		1 year 4 months 10 days
Volatility		73.00%
Minimum
Disclosure of detailed information about borrowings [line items]
Risk-free rate	2.52%
Expected term (in years)	6 months
Volatility	81.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Risk-free rate	3.01%
Expected term (in years)	3 years
Volatility	87.00%